SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stockholders' Equity Attributable to Noncontrolling Interest						$ (1,164)
Cash, FDIC Insured Amount					250,000		250,000
Prepaid Expense, Current	359,491		359,491		502,837	463,737	502,837	359,491
Prepaid expenses - long-term portion						37,759
Exploration Expense, Mining	1,078,139	1,782,820	1,793,214	4,842,781	5,221,001	2,298,090	7,021,023	8,814,237
Advertising expense					$ 0	$ 441,064